SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of segment reporting

	Three Months Ended June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$61,133	$6,966	$—	$68,099
Depreciation and amortization expense	6,166	925	—	7,091
Income (loss) from operations	36,234	4,050	(6,488)	33,796
Interest expense, net and amortization of loan fees and debt premium	—	—	10,425	10,425
Capital expenditures, including the Knoxville Terminals Purchase	61,716	2	—	61,718

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

	Three Months Ended June 30, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$57,290	$5,726	$—	$63,016
Depreciation and amortization expense	5,237	620	—	5,857
Income (loss) from operations	36,638	3,327	(6,098)	33,867
Interest expense, net and amortization of loan fees and debt premium	—	—	7,886	7,886
Capital expenditures, including the Toledo Products Terminal Acquisition	32,541	4,378	—	36,919

	Six Months Ended June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$118,804	$14,035	$—	$132,839
Depreciation and amortization expense	11,884	1,850	—	13,734
Income (loss) from operations	70,460	8,041	(10,779)	67,722
Interest expense, net and amortization of loan fees and debt premium	—	—	20,373	20,373
Capital expenditures, including the Knoxville Terminals Purchase	65,583	88	—	65,671

	Six Months Ended June 30, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$112,916	$11,264	$—	$124,180
Depreciation and amortization expense	10,119	1,221	—	11,340
Income (loss) from operations	71,400	6,577	(9,413)	68,564
Interest expense, net and amortization of loan fees and debt premium	—	—	15,870	15,870
Capital expenditures, including the Toledo Products Terminal Acquisition	48,012	8,552	—	56,564

	Balance at June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$697,077	$84,489	$8,685	$790,251

	Balance at December 31, 2017
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215